FINANCIAL INSTRUMENTS - Schedule of Financial Liabilities Excluding Derivatives (Details) - GBP (£) £ in Millions	Dec. 31, 2022	Dec. 31, 2021
FINANCIAL INSTRUMENTS (Details) - Schedule of Financial Liabilities Excluding Derivatives [Line Items]
Debt securities in issue designated at fair value through profit or loss	£ 5,159	£ 6,537
Financial liabilities at fair value through profit or loss	5,159	6,537
Level 1 £m
FINANCIAL INSTRUMENTS (Details) - Schedule of Financial Liabilities Excluding Derivatives [Line Items]
Debt securities in issue designated at fair value through profit or loss	0	0
Financial liabilities at fair value through profit or loss	0	0
Level 2 £m
FINANCIAL INSTRUMENTS (Details) - Schedule of Financial Liabilities Excluding Derivatives [Line Items]
Debt securities in issue designated at fair value through profit or loss	5,133	6,504
Financial liabilities at fair value through profit or loss	5,133	6,504
Level 3 £m
FINANCIAL INSTRUMENTS (Details) - Schedule of Financial Liabilities Excluding Derivatives [Line Items]
Debt securities in issue designated at fair value through profit or loss	26	33
Financial liabilities at fair value through profit or loss	£ 26	£ 33